Annual Total Returns - Delaware VIP Global Value Equity - Class II	Dec. 31, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	13.18%
2013	29.61%
2014	9.84%
2015	(2.06%)
2016	6.95%
2017	15.56%
2018	(11.68%)
2019	23.15%
2020	3.15%
2021	16.97%